Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 5,673	€ 6,737	€ 10,765
Total financial liabilities measured at fair value	0	0	0
Level 1 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	467	470	387
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	357	346	329
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	688	572	512
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	4,161	5,349	9,537
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	217	201	206
Total financial liabilities measured at fair value	458	291	326
Level 2 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	121	164	232
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	337	127	94
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	217	201	206
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	1,717	964	967
Total financial liabilities measured at fair value	641	709	779
Level 3 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	26
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	72	127	204
Level 3 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	568	441	380
Level 3 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	137	165
Level 3 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	1	4	4
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	1,092	618	549
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	339	132	115
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	286	214	303
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0